CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Series A Convertible Redeemable Preferred Shares CNY (¥)	Series B Convertible Redeemable Preferred Shares CNY (¥)	Series C Convertible Redeemable Preferred Shares CNY (¥)	Outstanding Ordinary Shares CNY (¥) shares	Additional Paid-In Capital CNY (¥)	Treasury Stocks CNY (¥) shares	Accumulated Other Comprehensive (Loss) Income CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Deficit Series A Convertible Redeemable Preferred Shares CNY (¥)	Accumulated Deficit Series B Convertible Redeemable Preferred Shares CNY (¥)	Accumulated Deficit Series C Convertible Redeemable Preferred Shares CNY (¥)	Statutory Reserves CNY (¥)	Non-controlling Interests CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment [Member] Accumulated Deficit CNY (¥)
Beginning balance at Dec. 31, 2018	¥ 1,511,233					¥ 41	¥ 3,684,130		¥ (16,429)	¥ (2,153,235)					¥ (3,274)
Beginning balance, shares at Dec. 31, 2018 | shares						61,771,248		9,500,000
Share-based compensation expense (Note 16)	271,978						271,978
Accretion to convertible redeemable preferred shares redemption value	(20,548)		¥ (12,172)	¥ (8,376)							¥ (12,172)	¥ (8,376)
Issuance of ordinary shares upon follow-on offering, net of issuance costs (Note 3), value	212,145					¥ 1	212,144
Issuance of ordinary shares upon follow-on offering, net of issuance costs (Note 3), shares | shares						831,967
Issuance of ordinary shares to the Paper (Note 3), value	152,850					¥ 1	152,849
Issuance of ordinary shares to the Paper (Note 3), shares | shares						1,480,123
Repurchase of ordinary shares (Note 2z), value	(142,229)							¥ (142,229)
Repurchase of ordinary shares (Note 2z), shares | shares						(1,166,425)		1,166,425
Exercise of share options	¥ 2					¥ 2
Exercise of share options, shares | shares	2,197,104	2,197,104				2,197,105		(2,031,005)
Net loss	¥ (2,689,269)									(2,688,681)					(588)
Foreign currency translation	(1,506)								(1,506)
Ending balance at Dec. 31, 2019	(705,344)					¥ 45	4,321,101	¥ (142,229)	(17,935)	(4,862,464)					(3,862)
Ending balance, shares at Dec. 31, 2019 | shares						65,114,018		8,635,420
Share-based compensation expense (Note 16)	463,214						463,214
Cumulative effect of adoption of accounting standard																¥ (6,889)
Accretion to convertible redeemable preferred shares of a subsidiary (Note 20)			(13,509)	(33,187)	¥ (1,580)						(13,509)	(33,187)	¥ (1,580)
Accretion to convertible redeemable preferred shares redemption value	(48,277)
Gains on repurchase of Series B convertible redeemable preferred shares of a subsidiary (Note 20)	14,842			14,843								14,843
Exercise of share options	¥ 2					¥ 2
Exercise of share options, shares | shares	3,144,786	3,144,786				3,144,786		(1,144,786)
Net loss	¥ (1,105,168)									(1,104,441)					(727)
Foreign currency translation	102,255								102,255
Ending balance at Dec. 31, 2020	(1,285,363)					¥ 47	4,784,315	¥ (142,229)	84,320	(6,007,227)				¥ 0	(4,589)
Ending balance, shares at Dec. 31, 2020 | shares						68,258,804		7,490,634
Share-based compensation expense (Note 16)	200,186						200,186
Cumulative effect of adoption of accounting standard																	¥ 6,900
Accretion to convertible redeemable preferred shares of a subsidiary (Note 20)			¥ (14,089)	¥ (21,726)	¥ (73,081)						¥ (14,089)	¥ (21,726)	¥ (73,081)
Accretion to convertible redeemable preferred shares redemption value	(108,896)	$ (17,088)
Gains on repurchase of Series B convertible redeemable preferred shares of a subsidiary (Note 20)	14,800
Repurchase of ordinary shares (Note 2z), value	(142,200)
Repurchase of ordinary shares (Note 2z), shares | shares						1,166,425,000
Exercise of share options	¥ 3					¥ 3
Exercise of share options, shares | shares	3,049,281	3,049,281				3,049,281		(3,049,281)
Net loss	¥ (1,240,176)									(1,239,617)					(559)
Foreign currency translation	44,690								44,690
Acquisition of remaining equity interest of a subsidiary from the non-controlling interests (Note 20)							(5,148)								5,148
Ending balance at Dec. 31, 2021	¥ (2,389,556)	$ (374,973)				¥ 50	¥ 4,979,353	¥ (142,229)	¥ 129,010	¥ (7,355,740)				¥ 0	¥ 0
Ending balance, shares at Dec. 31, 2021 | shares						71,308,085		4,441,353